Securities	12 Months Ended
Dec. 31, 2013
Investments Debt And Equity Securities [Abstract]
Securities

Note 3. Securities

Debt and equity securities have been classified in the balance sheets according to management’s intent. The amortized costs of securities available for sale and their approximate fair values at December 31, 2013 and 2012 follow:

	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
2013
Government-sponsored enterprises	$3,500,000	$795	$2,030	$3,498,765
Mortgage-backed securities	32,099	1,022	—	33,121
Corporate bonds	550,000	—	99,000	451,000
Equities and mutual funds	535,326	43,260	11,770	566,816

	$4,617,425	$45,077	$112,800	$4,549,702

	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
2012
Government-sponsored enterprises	$2,500,000	$4,875	$—	$2,504,875
Mortgage-backed securities	41,659	1,316	—	42,975
Corporate bonds	550,000	—	107,250	442,750
Equities and mutual funds	508,836	3,416	—	512,252

	$3,600,495	$9,607	$107,250	$3,502,852

Restricted equity securities were $676,799 and $738,324 at December 31, 2013 and 2012, respectively. Restricted equity securities primarily consist of investments in stock of the Federal Home Loan Bank of Atlanta (“FHLB”) and Community Bankers Bank (“CBB”). These investments are carried at cost. The FHLB requires financial institutions to make equity investments in the FHLB in order to borrow money. The Company is required to hold that stock so long as it borrows from the FHLB. CBB stock is classified as restricted due to the transfer restrictions placed on the ownership of the stock by the issuer.

At December 31, 2013 and 2012, substantially all government-sponsored enterprises securities were pledged as collateral on public deposits and for other purposes as required or permitted by law. The mortgage-backed securities were pledged to the FHLB.

Maturities of mortgage-backed bonds are stated based on contractual maturities. Actual maturities of these bonds may vary as the underlying mortgages are prepaid. The investment in equities and mutual funds by nature have no maturity date and are classified as due in one year or less.

The scheduled maturities of securities (all available for sale) at December 31, 2013, were as follows:

	Amortized Cost	Fair Value
Due in one year or less	$535,326	$566,816
Due after one year through five years	4,056,427	3,956,252
Due after five years through ten years	15,094	15,694
Due after ten years	10,578	10,940

	$4,617,425	$4,549,702

For the years ended December 31, 2013 and 2012, the Company had realized gains from the sale of investment securities totaling $9,206 and $700, respectively. All debt securities were held to their scheduled maturity dates or call date.

The following tables show investments’ gross unrealized losses and fair value, aggregated by investment category and length of time that the individual securities have been in a continuous unrealized loss position, at December 31, 2013 and 2012. These unrealized losses on investment securities are a result of volatility in interest rates and market fluctuations and relate to government-sponsored enterprises, corporate bonds issued by other banks and equities and mutual funds at December 31, 2013, and corporate bonds issued by other banks at December 31, 2012.

	Less Than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
2013
Government-sponsored enterprises	$1,497,970	$2,030	$—	$—	$1,497,970	$2,030
Corporate bonds	—	—	451,000	99,000	451,000	99,000
Equities and mutual funds	245,218	11,770	—	—	245,218	11,770

	$1,743,188	$13,800	$451,000	$99,000	$2,194,188	$112,800

2012
Corporate bonds	$—	$—	$442,750	$107,250	$442,750	$107,250

	$—	$—	$442,750	$107,250	$451,000	$107,250

Management considers the nature of the investment, the underlying causes of the decline in the market value and the severity and duration of the decline in market value in determining if impairment is other than temporary. Consideration is given to (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near term prospects of the issuer, and (3) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value. Based upon this evaluation, there are two securities in the portfolio with unrealized losses for a period greater than 12 months. We have analyzed each individual security for Other Than Temporary Impairment (“OTTI”) purposes by reviewing delinquencies, loan-to-value ratios, and credit quality and concluded that all unrealized losses presented in the tables above are not related to an issuer’s financial condition but are due to changes in the level of interest rates and no declines are deemed to be other than temporary in nature.